Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2011, the aggregate estimated intangible amortization amounts for the succeeding five years are as follows (in millions):

2012	2013	2014	2015	2016
$54.9	$50.6	$48.3	$42.0	$38.9

Schedule of Goodwill [Table Text Block]
A summary of changes in the Company's goodwill by reportable business segment is as follows for 2011 and 2010 (in millions):

Segment	December 31, 2010 Balance	Acquisitions	Impairment Charges	Other Adjustments (1)	Foreign Currency	December 31, 2011 Balance (2)
Newell Consumer	$998.7	$—	$—	$—	$(7.1)	$991.6
Newell Professional	1,315.1	2.2	(64.7)	(9.3)	(2.9)	1,240.4
Baby & Parenting	435.7	—	(305.5)	—	3.8	134.0
	$2,749.5	$2.2	$(370.2)	$(9.3)	$(6.2)	$2,366.0

Segment	December 31, 2009 Balance	Acquisitions	Impairment Charges	Other Adjustments(1)	Foreign Currency	December 31, 2010 Balance (2)
Newell Consumer	$1,002.0	$—	$—	$—	$(3.3)	$998.7
Newell Professional	1,330.5	—	—	1.5	(16.9)	1,315.1
Baby & Parenting	421.8	—	—	—	13.9	435.7
	$2,754.3	$—	$—	$1.5	$(6.3)	$2,749.5

(1)
Newell Professional includes payments of $10.0 million and $1.5 million in 2011 and 2010, respectively, for contingent payments relating to the Company's acquisition of PSI Systems, Inc. (“Endicia”) in 2007. The contingent payments are based on Endicia’s post-acquisition revenues.

(2)
Cumulative impairment charges relating to goodwill since January 1, 2002 were $1,642.4 million and $1,272.2 million as of December 31, 2011 and 2010, respectively. Of these amounts, $538.0 million was included in cumulative effect of accounting change, and $298.9 million was included in discontinued operations.

Schedule of Indefinite and Finite-lived Intangible Assets [Table Text Block]
Other intangible assets, net consisted of the following as of December 31, (in millions):

	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trade names - indefinite life	$311.3	$—	$311.3	$317.7	$—	$317.7
Trade names - other	42.3	(25.1)	17.2	46.2	(23.2)	23.0
Capitalized software	387.1	(125.8)	261.3	317.2	(100.8)	216.4
Other (1)	206.1	(129.8)	76.3	207.6	(116.4)	91.2
	$946.8	$(280.7)	$666.1	$888.7	$(240.4)	$648.3
The table below summarizes the Company's amortization periods using the straight-line method for other intangible assets, including capitalized software, as of December 31, 2011:

	Weighted-Average Amortization Period (in years)	Amortization Periods (in years)
Trade names - indefinite life	N/A	N/A
Trade names - other	10	3 – 20 years
Capitalized software	10	3 – 12 years
Other (1)	8	3 – 14 years
	9
(1) Other consists primarily of patents and customer lists with net book values of $29.2 million and $47.0 million, respectively, as of December 31, 2011.